Loans and allowance for credit losses - Individually Assessed Allowance for Credit Losses for Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	$ 170,389	$ 31,139	$ 31,139	$ 28,932	$ 24,041
Individually assessed allowance for credit loss	2,039		895	268
Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	14,748		4,805	5,348	4,461
Individually assessed allowance for credit loss	373		241	3
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	58,477		10,194	9,729	7,135
Individually assessed allowance for credit loss	95		0	0
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	19,220		3,112	3,428	3,197
Individually assessed allowance for credit loss	0		8	7
Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	10,534		752	811	944
Individually assessed allowance for credit loss	9		9	0
Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	7,174		544	566	434
Individually assessed allowance for credit loss	0		0	0
Commercial real estate | Owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	4,849		4,109	3,132	3,558
Individually assessed allowance for credit loss	30		238	53
Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	44,147		4,621	4,149	2,817
Individually assessed allowance for credit loss	1,531		399	205
Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	11,240		3,002	1,769	$ 1,495
Individually assessed allowance for credit loss	1		$ 0	$ 0
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	16,832
Real Estate | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Real Estate | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	3,877
Real Estate | Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	226
Real Estate | Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	1,174
Real Estate | Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Real Estate | Commercial real estate | Owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	3,391
Real Estate | Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	8,164
Real Estate | Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	1,728
Financial Assets and Equipment | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	1,728
Financial Assets and Equipment | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Commercial real estate | Owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Financial Assets and Equipment | Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Type of Collateral	0
Collateral Pledged
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	1,687
Collateral Pledged | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	117
Collateral Pledged | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	0
Collateral Pledged | Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	0
Collateral Pledged | Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	9
Collateral Pledged | Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	0
Collateral Pledged | Commercial real estate | Owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	30
Collateral Pledged | Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	1,531
Collateral Pledged | Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually assessed allowance for credit loss	$ 0